Average Annual Total Returns - LVIP Dimensional International Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	MSCI All Country World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI All Country World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	(6.42%)	3.37%	1.39%	May 02, 2011	(6.66%)	3.11%	1.14%	May 02, 2011	10.65%	8.93%	4.21%